TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Company’s Income (Loss) Before Taxes
The following is a summary of the Company’s income (loss) before taxes allocated between domestic and foreign operations:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Domestic:
Bermuda	$134,298	$136,308	$91,769
Foreign:
UK	619	(10,207)	28,494
Other*	(7,777)	6,190	5,785
Income before taxes	$127,140	$132,291	$126,048
The Company and its Bermuda subsidiary, IGI Bermuda, are not currently subject to any income or capital gains tax in Bermuda.
The Company also has operations in other jurisdictions where it is subject to income taxes imposed by the respective authorities and is summarized as follows:
•International General Insurance Holdings Ltd. and IGI Bermuda are incorporated under the laws of Bermuda and are currently not subject to income tax according to the tax law in Bermuda. On December 27, 2023, the Government of Bermuda enacted the Corporate Income Tax Act 2023, which will apply a 15% corporate income tax to certain Bermuda businesses that are part of Multinational Enterprise Groups (“MNE Group”). The corporate income tax will take effect from January 1, 2025. An in scope MNE Group is an MNE Group if, with respect to any fiscal year beginning on or after January 1, 2025, the MNE Group has annual revenue of €750 million or more in the consolidated financial statements of the ultimate parent entity for at least two of the four fiscal years immediately preceding such fiscal year. Based on these provisions, the Group is not currently considered an in scope MNE Group and is therefore not subject to income tax in Bermuda.
•IGI UK and North Star Underwriting Limited are subject to 25% corporate tax rate in accordance with the UK Tax Law.
*Income (loss) before taxes in “Other” mostly relates to subsidiaries and branches operating in Labuan, Morocco, Jordan, Norway, and U.A.E. with the following tax rules applicable:
•IGI Europe is subject to the normal standard rate in Malta of 35%.
•According to the Labuan Business Activity Tax Law, Labuan registered entities are subject to 3% tax on the audited net income.
•IGI Casablanca – Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.
•I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as a coverholder in respect of insurance and reinsurance business written outside Jordan.
•IGI Nordic AS is subject to the standard rate in Norway of 25%.
•IGI Dubai and IGI Dubai Subsidiary are subject to income tax according to the tax law in UAE. The tax law became applicable on January 1, 2024.

Schedule of Income Tax Payable
Income tax expense (benefit) is comprised as follows:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Current income tax (benefit) expense:
Bermuda	$—	$—	$—
Foreign	(2,131)	(158)	6,413

Deferred tax expense (benefit):
Bermuda	—	—	—
Foreign	2,121	(2,702)	1,441
Income tax (benefit) expense for the year	$(10)	$(2,860)	$7,854

Schedule of Effective Tax Rate
As noted above, the tax rate in Bermuda, the Company’s country of domicile, is zero. The reconciliation from the statutory tax rate to the Company's effective tax rate for the years ended December 31, 2025 after the adoption of ASU 2023-09 is as follows:

(Expressed in thousands of U.S. Dollars except for percentages)	2025
	Amount	Percentage
Income taxes at domicile statutory tax rate (Bermuda)	$—	—%
Foreign tax effects
UK
Statutory tax rate difference between UK and Bermuda	539	0.4
Depreciation and amortization	720	0.6
Share based payment awards	(514)	(0.4)
Other	(377)	(0.3)
Malta
Statutory tax rate difference between Malta and Bermuda	(549)	(0.4)
Other	89	0.1
Other foreign jurisdictions	82	—
Total	$(10)	—%
The reconciliation between the income tax expense and the amount that would result from applying the statutory rate for the Company for the years ended December 31, 2024 and 2023 prior to the adoption of ASU 2023-09 is provided below:

(Expressed in thousands of U.S. Dollars)	2024	2023

Income tax at expected tax rate of zero percent	$-	$-
Foreign statutory tax rates differential	(1,374)	7,825
Non-deductible expenses	245	60
Permanent differences, net	(1,453)	-
Other	(278)	(31)
Income tax (benefit) expense for the year	$(2,860)	$7,854

Schedule of Cash Flow, Supplemental Disclosures
The following table provides information on income taxes paid, net of refunds, by jurisdiction after the adoption of ASU 2023-09:

(Expressed in thousands of U.S. Dollars)	2025

Labuan	$182
Norway	115
Others	24
Total	$321

Schedule of Deferred Income Tax Assets and Liabilities
The significant components of the deferred income tax assets and liabilities were as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Deferred tax assets:
Operating loss carryforwards	$1,802	$2,314
Foreign exchange valuations	—	178
Allowance for expected credit losses	324	376
Unrealized losses on investments	3,237	3,700
Other deferred tax assets	585	411
Total deferred tax assets	5,948	6,979

Deferred tax liabilities:
Foreign exchange valuations	(389)	—
Other deferred tax liabilities	(175)	(28)
Depreciation and amortization	(494)	—
Total deferred tax liabilities	(1,058)	(28)
Net deferred tax asset	$4,890	$6,951

Schedule of Income Tax Payable	The tax returns that remain subject to examination by major tax jurisdictions are as follows:

At December 31, 2025	Open Tax Years

Major tax Jurisdiction
UK	2024 - 2025
Malta	2021 - 2025